Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 1,017,200	$ 1,023,071	$ 993,725
2022 [Member]
Repayment schedule [Abstract]
Corporate debt		27,881
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	16,697	10,094
2024 [member]
Repayment schedule [Abstract]
Corporate debt	38,932	1,895
2025 [Member]
Repayment schedule [Abstract]
Corporate debt	110,179	106,151
2026 [Member]
Repayment schedule [Abstract]
Corporate debt	309,075	327,081
2027 [Member]
Repayment schedule [Abstract]
Corporate debt	147,257
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	395,060	549,969
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	6,431	8,204
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		5
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	8	8,199
2017 Credit Facility [Member] | 2024 [member]
Repayment schedule [Abstract]
Corporate debt	6,423	0
2017 Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	29,499
Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	112
Revolving Credit Facility [Member] | 2024 [member]
Repayment schedule [Abstract]
Corporate debt	29,387
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	9,937	24,422
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		24,422
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	9,937	0
Commercial Paper [Member] | 2024 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	308,812	327,440
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		359
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	423	0
2020 Green Private Placement [Member] | 2024 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	308,389	327,081
2020 Green Private Placement [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	147,257	155,814
2020 Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | 2024 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	147,257
2020 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	155,814
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	109,162	106,410
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		2,121
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2,107	0
Green Exchangeable Notes [Member] | 2024 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	107,055	104,289
Green Exchangeable Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	396,024	395,118
Green Senior Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		963
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	964	0
Green Senior Notes [Member] | 2024 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	395,060	394,155
Bank Loan [Member]
Repayment schedule [Abstract]
Corporate debt	10,078	5,663		$ 5,400	€ 5
Bank Loan [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		11
Bank Loan [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	3,146	1,895
Bank Loan [Member] | 2024 [member]
Repayment schedule [Abstract]
Corporate debt	3,122	1,895
Bank Loan [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	3,124	1,862
Bank Loan [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	686	0
Bank Loan [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Bank Loan [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0	$ 0